Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Goodwill.
Addition	¥ 66,506
Balance as of December 31	66,506	$ 9,367
Impairment charges	¥ 0		¥ 0	¥ 0